Income Statements - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME STATEMENT
Revenue	kr 21,526	kr 16,474
Cost of product sales	(985)	(226)
Research and development expenses	(9,748)	(7,630)
Selling, general and administrative expenses	(3,790)	(3,297)
Acquisition and integration related charges	(300)
Total costs and operating expenses	(14,823)	(11,153)
Operating profit	6,703	5,321
Financial income	4,438	1,940
Financial expenses	(1,977)	(1,624)
Net profit before tax	9,164	5,637
Corporate tax	(1,320)	(1,285)
Net profit	7,844	4,352
Parent Company | Reportable Legal Entities
INCOME STATEMENT
Revenue	22,167	17,126
Cost of product sales	(502)	(86)
Research and development expenses	(10,358)	(8,826)
Selling, general and administrative expenses	(1,949)	(2,521)
Acquisition and integration related charges	(30)
Total costs and operating expenses	(12,839)	(11,433)
Operating profit	9,328	5,693
Financial income	17,404	2,199
Financial expenses	(12,239)	(1,871)
Net profit before tax	14,493	6,021
Corporate tax	(2,626)	(1,277)
Net profit	kr 11,867	kr 4,744